LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED NOVEMBER 8, 2013
TO THE SUMMARY PROSPECTUS AND PROSPECTUS,
EACH DATED MARCH 1, 2013, OF
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST

The following supplements the section of the fund's Summary Prospectus and Prospectus titled "Performance":

Effective November 8, 2013, the fund will add the Russell 1000 Value Index as a secondary benchmark. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity market. The Manager believes the addition of a large-cap value benchmark is consistent with the employment of a value discipline in selecting securities that in the Manager's opinion offer the potential for capital growth.

There will be no change in the fund's investment objective as a result of the additional benchmark.